SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a) Segment Realignment
In January 2025, due to a change in information reviewed by the CODM, the Company realigned its segments by moving the HVAC business from Safety Services to Specialty Services. As a result, beginning in January 2025, HVAC business leadership responsibility and full accountability was transferred to report through the Specialty Services segment and information for the HVAC business is combined with the Specialty Services segment. The CODM began regularly reviewing financial information to allocate resources and assess performance utilizing these reorganized segments in January 2025. Further, as a result of the reallocation of goodwill between reportable segments, the Company performed an impairment test for the impacted reporting unit pre-realignment and post-realignment and there was no impairment to be recorded.
All prior-period comparative segment financial information was recast to reflect the current reportable segments in accordance with ASC 280, Segment Reporting, within Note 22. Additionally, see Note 7 for recast net revenue by revenue stream and segment information and Note 8 for the recast allocation of goodwill by reportable segment.
(b) Debt Repricing
In February 2025, the Company completed its Seventh Amendment to its credit agreement, repricing the 2021 Term Loan. The repricing reduced the applicable margin on the 2021 Term Loan by 25 basis points.
(c) Share Repurchase Program Authorization
In April 2025, the Company announced that its Board of Directors has authorized a new share repurchase program to purchase up to $1,000 of shares of the Company’s common stock. The timing, amount and manner of any repurchases under the new repurchase program will be determined at the discretion of the Company’s leadership based on a number of factors, including the availability of capital, capital allocation alternatives, and market conditions for the Company’s common stock. The share repurchase program is open-ended and does not require the Company to acquire any specific number of shares. It may be modified, suspended, extended, or terminated by the Company at any time without prior notice and may be executed through open-market purchases, privately negotiated transactions or otherwise, and the Company may enter into Rule 10b5-1 trading plans in connection with such repurchases. This new authorization replaces the Company’s previous share repurchase authorization announced in February of last year.